COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Lease Payments
2014	$36,981
2015	66,300
2016	69,216
2017	72,324
2018	75,648
Total	$320,469

2014	$36,981
2015	66,300
2016	69,216
2017	72,324
2018	75,648
Total	$320,469